Impairment loss on marketable securities and investments in associated companies (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)				$ 0	$ 153	$ 752
Total impairment of investments				841	895	1,285
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 73		805	653	533
SapuraKencana
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)			$ 167	0	0	178
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		76		36	76	0
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments				0	13	0
Seadrill Partners, Seamex Limited and Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments				841	742	533
Common Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)			574	0	153
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		400	(302)	723	400	302
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0	$ 180	$ (125)	82	180	125
Member Interest and Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments				$ 0	$ 73	$ 106